Employees' Leaving Entitlement - Summary of Changes To Employees' Leaving Entitlement (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes In Net Defined Benefit Liability Asset [Abstract]
Beginning balance	€ 16,121	€ 17,181
Current service cost	95	111
Interest expense	123	253
Benefits paid	(396)	(2,039)
Actuarial losses	212	615
Reclassification to liabilities directly related to assets held for sale	(408)
Ending balance	€ 15,747	€ 16,121